Note 2 - Summary of Significant Accounting Policies (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2012
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Cash, FDIC Insured Amount				$ 250,000
Line Of Credit Created And Maintained By Third Party						1,500,000
Short-term Investments				0	321,000
Restricted Investments, Current				90,000	317,000
Allowance for Doubtful Accounts Receivable				58,000	40,000
Percent of Allowed Tax Basis Capital Expenditures Grant in Lieu of Investment Tax Credits				30.00%
Percentage Of Long Term Borrowings				75.00%
Treasury Stock, Shares, Retired (in Shares)	168,461
Amortization of Intangible Assets		20,000	88,000	305,000	234,000
PVPower Inc [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	$ 100,000
Stock Issued During Period, Shares, Acquisitions (in Shares)	431,539